Plant And Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cost [Member]
Plant And Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	$ 173,551	$ 159,764
Additions	15,569	9,565
Disposals	(3,075)	(1,145)
Reclassification of asset groups
Impact of foreign currency translation	(13,381)	5,367
Balance at end of year	172,664	173,551
Accumulated depreciation and amortization [Member]
Plant And Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Impact of foreign currency translation	7,256	(2,849)
Balance at end of year	(92,605)	(94,133)
Balance at beginning year	(94,133)	(84,035)
Disposals	2,407	861
Depreciation and amortization	(8,135)	(8,110)
Carrying amounts [Member]
Plant And Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	79,418
Balance at end of year	80,059	79,418
Land and buildings [Member] | Cost [Member]
Plant And Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	117,247	110,151
Additions	499	1,613
Disposals	(985)	(293)
Reclassification of asset groups	4,400	2,100
Impact of foreign currency translation	(9,040)	3,676
Balance at end of year	112,121	117,247
Land and buildings [Member] | Accumulated depreciation and amortization [Member]
Plant And Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Impact of foreign currency translation	4,443	(1,750)
Balance at end of year	(56,781)	(57,584)
Balance at beginning year	(57,584)	(51,570)
Disposals	733	158
Depreciation and amortization	(4,373)	(4,422)
Land and buildings [Member] | Carrying amounts [Member]
Plant And Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	59,663
Balance at end of year	55,340	59,663
Office equipment [Member] | Cost [Member]
Plant And Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	11,009	9,660
Additions	1,169	967
Disposals	(511)	(68)
Reclassification of asset groups	33	154
Impact of foreign currency translation	(821)	296
Balance at end of year	10,879	11,009
Office equipment [Member] | Accumulated depreciation and amortization [Member]
Plant And Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Impact of foreign currency translation	530	(183)
Balance at end of year	(7,142)	(7,232)
Balance at beginning year	(7,232)	(6,246)
Disposals	500	64
Depreciation and amortization	(940)	(867)
Office equipment [Member] | Carrying amounts [Member]
Plant And Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	3,777
Balance at end of year	3,737	3,777
Machinery [Member] | Cost [Member]
Plant And Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	34,379	31,074
Additions	3,097	2,575
Disposals	(1,085)	(539)
Reclassification of asset groups	655	191
Impact of foreign currency translation	(2,672)	1,078
Balance at end of year	34,374	34,379
Machinery [Member] | Accumulated depreciation and amortization [Member]
Plant And Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Impact of foreign currency translation	1,847	(741)
Balance at end of year	(23,213)	(23,665)
Balance at beginning year	(23,665)	(21,171)
Disposals	767	419
Depreciation and amortization	(2,162)	(2,172)
Machinery [Member] | Carrying amounts [Member]
Plant And Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	10,714
Balance at end of year	11,161	10,714
Motor vehicles [Member] | Cost [Member]
Plant And Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	8,313	7,537
Additions	879	763
Disposals	(494)	(245)
Reclassification of asset groups
Impact of foreign currency translation	(636)	258
Balance at end of year	8,062	8,313
Motor vehicles [Member] | Accumulated depreciation and amortization [Member]
Plant And Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Impact of foreign currency translation	436	(175)
Balance at end of year	(5,469)	(5,652)
Balance at beginning year	(5,652)	(5,048)
Disposals	407	220
Depreciation and amortization	(660)	(649)
Motor vehicles [Member] | Carrying amounts [Member]
Plant And Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	2,661
Balance at end of year	2,593	2,661
Construction in progress [Member] | Cost [Member]
Plant And Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	2,603	1,342
Additions	9,925	3,647
Disposals
Reclassification of asset groups	(5,088)	(2,445)
Impact of foreign currency translation	(212)	59
Balance at end of year	7,228	2,603
Construction in progress [Member] | Accumulated depreciation and amortization [Member]
Plant And Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Impact of foreign currency translation
Balance at end of year
Balance at beginning year
Disposals
Depreciation and amortization
Construction in progress [Member] | Carrying amounts [Member]
Plant And Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	2,603
Balance at end of year	$ 7,228	$ 2,603